Fair Value (Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities) (Detail) ¥ in Millions		Sep. 30, 2020 JPY (¥)		Mar. 31, 2020 JPY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 2,802,428		¥ 2,537,082
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		36,000		41,000
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		641,000		615,000
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		1,754,000		1,446,000
Derivative Financial Instruments | Interest rate contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(3,000)		(5,000)
Derivative Financial Instruments | Foreign exchange contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		19,000		16,000
Derivative Financial Instruments | Equity-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(11,000)		(17,000)
Derivative Financial Instruments | Credit-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		1,000		(2,000)
Derivative Financial Instruments | Other contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		1,000
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 638,000		¥ 621,000
Minimum | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0
Minimum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		3		4
Minimum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	1		13
Minimum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		0		0
Minimum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0		0
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[3]			0
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[3]			0
Minimum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0		0
Minimum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0		0
Minimum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		100		100
Minimum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	10		10
Minimum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		5		5
Minimum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	25		61
Minimum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		6		7
Minimum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		4	[1]	5	[4]
Minimum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	23		23
Minimum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	23		23
Minimum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	27		(37)
Minimum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	27		(37)
Minimum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	46		56
Minimum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	46		56
Minimum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	25		25
Minimum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	25		25
Minimum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	33		(33)
Minimum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	12		13
Minimum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	13		15
Minimum | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	35		30
Minimum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	18		15
Minimum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0		0
Minimum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0		0
Maximum | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		57
Maximum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		16		16
Maximum | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	22		21
Maximum | Measurement Input, Default Rate [Member] | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities				1
Maximum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		1
Maximum | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	3		2
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[3]			63
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[3]			63
Maximum | Measurement Input, Default Rate [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	7		15
Maximum | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	6		12
Maximum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		100		100
Maximum | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	69		70
Maximum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		170		170
Maximum | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	173		1,160
Maximum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		185		185
Maximum | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		696	[1]	1,528	[4]
Maximum | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Interest rate contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	100		100
Maximum | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100		100
Maximum | Measurement Input, FX - IR correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	52		49
Maximum | Measurement Input, FX - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	52		50
Maximum | Measurement Input, FX - FX correlation [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	63		65
Maximum | Measurement Input, FX - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	63		65
Maximum | Measurement Input, Equity - IR correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	25		25
Maximum | Measurement Input, Equity - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	25		25
Maximum | Measurement Input, Equity - FX correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100		100
Maximum | Measurement Input, Equity volatility [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	96		157
Maximum | Measurement Input, Equity volatility [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	96		157
Maximum | Measurement Input, Credit correlation [Member] | Derivative Financial Instruments | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	100		100
Maximum | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100		100
Maximum | Measurement Input, Equity correlation [Member] | Derivative Financial Instruments | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	100		100
Maximum | Measurement Input, Equity correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	100		100
Weighted Average | Other contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	36
Weighted Average | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	7		7
Weighted Average | Measurement Input, Prepayment Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	19		21
Weighted Average | Measurement Input, Default Rate [Member] | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	1
Weighted Average | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	0		0
Weighted Average | Measurement Input, Default Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	1		2
Weighted Average | Measurement Input, Default Rate [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	2
Weighted Average | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	100		100
Weighted Average | Measurement Input Recovery Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	67		67
Weighted Average | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	50		52
Weighted Average | Measurement Input, Discount Rate [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	123		256
Weighted Average | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	21		22
Weighted Average | Measurement Input Discount Rate1 [Member] | Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flows Valuation Technique [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[5]	233		58
Weighted Average | Measurement Input, IR - IR correlation [Member] | Derivative Financial Instruments | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	76
Weighted Average | Measurement Input, IR - IR correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	76
Weighted Average | Measurement Input, FX - IR correlation [Member] | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	28
Weighted Average | Measurement Input, FX - IR correlation [Member] | Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	35
Weighted Average | Measurement Input, FX - FX correlation [Member] | Foreign exchange contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	55
Weighted Average | Measurement Input, FX - FX correlation [Member] | Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	55
Weighted Average | Measurement Input, Equity - IR correlation [Member] | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	25
Weighted Average | Measurement Input, Equity - IR correlation [Member] | Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	25
Weighted Average | Measurement Input, Equity - FX correlation [Member] | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	88
Weighted Average | Measurement Input, Equity - FX correlation [Member] | Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	(3)
Weighted Average | Measurement Input, Equity volatility [Member] | Equity-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	43
Weighted Average | Measurement Input, Equity volatility [Member] | Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	29
Weighted Average | Measurement Input, Credit correlation [Member] | Credit-related contracts | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[5]	66
Weighted Average | Measurement Input, Credit correlation [Member] | Long-term debt | Internal Valuation Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	66
Weighted Average | Measurement Input, Equity correlation [Member] | Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[5]	86

[1]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[2]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[3]	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
[4]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[5]	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.